Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Payden & Rygel Investment Group
Entity Central Index Key	0000885709
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000248247
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Adviser Class
Trading Symbol	PYABX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	5.61%	6.49%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	4.85%

AssetsNet	$ 639,941,000
Holdings Count | Holding	395
Advisory Fees Paid, Amount	$ 1,521,000
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$639,941 # of Portfolio Holdings395 Investment Advisory, net of waivers (000)$1,521 Portfolio Turnover Rate176%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	38%
Corporate Bond	20%
Asset Backed	18%
Foreign Government	13%
Bank Loan	6%
Others	5%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.99%
3-5 Years	7.98%
5-10 Years	35.62%
>10 Years	44.08%
Other	4.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	29.39%
AA	8.48%
A	12.58%
BBB	18.86%
BB	18.17%
B	6.22%
Below B	0.91%
Unrated	5.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYABX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

OBX Trust	6.13%
Freddie Mac STACR REMIC Trust	5.90%
Connecticut Avenue Securities Trust	5.72%
Brazil Letras do Tesouro Nacional	5.03%
Payden Emerging Markets Local Bond Fund, SI Class	3.06%
Verus Securitization Trust	1.74%
Mexican Bonos	1.58%
BX Commercial Mortgage Trust	1.50%
BRAVO Residential Funding Trust	1.34%
Cross Mortgage Trust	1.33%

Material Fund Change [Text Block]
C000146994
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Investor Class
Trading Symbol	PYARX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.77%	3.69%	3.27%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

AssetsNet	$ 639,941,000
Holdings Count | Holding	395
Advisory Fees Paid, Amount	$ 1,521,000
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$639,941 # of Portfolio Holdings395 Investment Advisory, net of waivers (000)$1,521 Portfolio Turnover Rate176%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	38%
Corporate Bond	20%
Asset Backed	18%
Foreign Government	13%
Bank Loan	6%
Others	5%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.99%
3-5 Years	7.98%
5-10 Years	35.62%
>10 Years	44.08%
Other	4.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	29.39%
AA	8.48%
A	12.58%
BBB	18.86%
BB	18.17%
B	6.22%
Below B	0.91%
Unrated	5.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYARX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

OBX Trust	6.13%
Freddie Mac STACR REMIC Trust	5.90%
Connecticut Avenue Securities Trust	5.72%
Brazil Letras do Tesouro Nacional	5.03%
Payden Emerging Markets Local Bond Fund, SI Class	3.06%
Verus Securitization Trust	1.74%
Mexican Bonos	1.58%
BX Commercial Mortgage Trust	1.50%
BRAVO Residential Funding Trust	1.34%
Cross Mortgage Trust	1.33%

Material Fund Change [Text Block]
C000146996
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	SI Class
Trading Symbol	PYAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	5.89%	3.92%	3.47%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

AssetsNet	$ 639,941,000
Holdings Count | Holding	395
Advisory Fees Paid, Amount	$ 1,521,000
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$639,941 # of Portfolio Holdings395 Investment Advisory, net of waivers (000)$1,521 Portfolio Turnover Rate176%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	38%
Corporate Bond	20%
Asset Backed	18%
Foreign Government	13%
Bank Loan	6%
Others	5%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.99%
3-5 Years	7.98%
5-10 Years	35.62%
>10 Years	44.08%
Other	4.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	29.39%
AA	8.48%
A	12.58%
BBB	18.86%
BB	18.17%
B	6.22%
Below B	0.91%
Unrated	5.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYAIX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

OBX Trust	6.13%
Freddie Mac STACR REMIC Trust	5.90%
Connecticut Avenue Securities Trust	5.72%
Brazil Letras do Tesouro Nacional	5.03%
Payden Emerging Markets Local Bond Fund, SI Class	3.06%
Verus Securitization Trust	1.74%
Mexican Bonos	1.58%
BX Commercial Mortgage Trust	1.50%
BRAVO Residential Funding Trust	1.34%
Cross Mortgage Trust	1.33%

Material Fund Change [Text Block]
C000248242
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Adviser Class
Trading Symbol	PYCLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Performance was driven by the movement in market yields and the changing shape of the yield curve. Municipal yields declined materially as the US Federal Reserve continued easing monetary policy reducing their target policy rate four times totaling 1%.  Intermediate duration positioning benefitted from lower yields as prices increased, contributing to total return that exceeded earned income. Long municipal rates lagged the broader rate rally as term premium increased and institutional demand for longer municipals waned.  Additional contributions came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	4.42%	4.31%
Bloomberg Municipal Bond Index	4.17%	3.94%
Bloomberg California Intermediate Municipal Bond Index	5.45%	4.10%

AssetsNet	$ 255,548,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$255,548 # of Portfolio Holdings147 Investment Advisory, net of waivers (000)$252 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

General Obligation	62%
Revenue	32%
U.S. Treasury	3%
Investment Company	2%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	0.94%
3-5 Years	2.33%
5-10 Years	17.42%
>10 Years	77.46%
Other	1.85%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.74%
AA	77.86%
A	11.21%
BBB	1.18%
BB	0.39%
Unrated	0.62%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCLX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

California Community Choice Financing Authority	12.03%
State of California	8.34%
Los Angeles County Public Works Financing Authority	7.77%
California State Public Works Board	4.67%
California Housing Finance Agency	3.98%
U.S. Treasury Note	2.88%
California Health Facilities Financing Authority	2.73%
California Municipal Finance Authority	2.73%
San Diego Unified School District	2.25%
University of California	2.10%

Material Fund Change [Text Block]
C000032185
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Investor Class
Trading Symbol	PYCRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Performance was driven by the movement in market yields and the changing shape of the yield curve. Municipal yields declined materially as the US Federal Reserve continued easing monetary policy reducing their target policy rate four times totaling 1%.  Intermediate duration positioning benefitted from lower yields as prices increased, contributing to total return that exceeded earned income. Long municipal rates lagged the broader rate rally as term premium increased and institutional demand for longer municipals waned.  Additional contributions came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	4.72%	1.90%	2.75%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Intermediate Municipal Bond Index	5.45%	1.10%	2.12%

AssetsNet	$ 255,548,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$255,548 # of Portfolio Holdings147 Investment Advisory, net of waivers (000)$252 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

General Obligation	62%
Revenue	32%
U.S. Treasury	3%
Investment Company	2%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	0.94%
3-5 Years	2.33%
5-10 Years	17.42%
>10 Years	77.46%
Other	1.85%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.74%
AA	77.86%
A	11.21%
BBB	1.18%
BB	0.39%
Unrated	0.62%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCRX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

California Community Choice Financing Authority	12.03%
State of California	8.34%
Los Angeles County Public Works Financing Authority	7.77%
California State Public Works Board	4.67%
California Housing Finance Agency	3.98%
U.S. Treasury Note	2.88%
California Health Facilities Financing Authority	2.73%
California Municipal Finance Authority	2.73%
San Diego Unified School District	2.25%
University of California	2.10%

Material Fund Change [Text Block]
C000032175
Shareholder Report [Line Items]
Fund Name	Payden Cash Reserves Money Market Fund
Class Name	Investor Class
Trading Symbol	PBHXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025, bringing the Federal Funds Rate to 3.75-4.00%. After two rate cuts in late 2024, the Federal Reserve held rates steady for eight months before easing by 25 basis points in both September and October 2025 as inflation moderated and labor markets softened. Front-end interest rate volatility was benign, despite shifting expectations for the pace of future rate cuts throughout the year.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	4.20%	2.93%	1.93%

AssetsNet	$ 383,762,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 64,000
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$383,762 # of Portfolio Holdings34 Investment Advisory, net of waivers (000)$64
Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	55%
Repurchase Agreements	35%
U.S. Government Agency	7%
Mortgage Backed	2%
Investment Company	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	98.67%
Other	1.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	34.96%
AA	63.68%
Unrated	1.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PBHXX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	51.82%
CIBC World Markets Tri Party	11.16%
Citigroup Tri Party	9.92%
Mitsubishi UFJ Financial Group	6.20%
Bank of Montreal Tri Party	5.21%
FHLMC	4.47%
U.S. Treasury Note	3.22%
Goldman Sachs Tri Party	2.48%
Dreyfus Treasury Obligations Cash Management Fund	1.33%
FFCB Funding Corp.	1.24%

Material Fund Change [Text Block]
C000080936
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	Adviser Class
Trading Symbol	PYCWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	6.29%	0.24%	2.06%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 901,113,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 1,744,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$901,113 # of Portfolio Holdings354 Investment Advisory, net of waivers (000)$1,744 Portfolio Turnover Rate64%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Mortgage Backed	34%
Asset Backed	10%
U.S. Treasury	9%
Investment Company	5%
Others	7%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.02%
3-5 Years	10.24%
5-10 Years	31.02%
>10 Years	50.70%
Other	5.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.42%
AA	44.15%
A	10.91%
BBB	20.34%
BB	7.13%
B	1.84%
Unrated	2.20%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCWX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	3.71%
U.S. Treasury Bond	3.37%
OBX Trust	1.67%
Payden Emerging Market Corporate Bond Fund, SI Class	1.49%
U.S. Treasury Note	1.48%
RCKT Mortgage Trust	1.40%
FNCL	1.24%
UBS Group AG	1.05%
JPMorgan Chase & Co.	0.99%
Citigroup Inc.	0.98%

Material Fund Change [Text Block]
C000032186
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	Investor Class
Trading Symbol	PYCBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.57%	0.44%	2.29%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 901,113,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 1,744,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$901,113 # of Portfolio Holdings354 Investment Advisory, net of waivers (000)$1,744 Portfolio Turnover Rate64%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Mortgage Backed	34%
Asset Backed	10%
U.S. Treasury	9%
Investment Company	5%
Others	7%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.02%
3-5 Years	10.24%
5-10 Years	31.02%
>10 Years	50.70%
Other	5.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.42%
AA	44.15%
A	10.91%
BBB	20.34%
BB	7.13%
B	1.84%
Unrated	2.20%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCBX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	3.71%
U.S. Treasury Bond	3.37%
OBX Trust	1.67%
Payden Emerging Market Corporate Bond Fund, SI Class	1.49%
U.S. Treasury Note	1.48%
RCKT Mortgage Trust	1.40%
FNCL	1.24%
UBS Group AG	1.05%
JPMorgan Chase & Co.	0.99%
Citigroup Inc.	0.98%

Material Fund Change [Text Block]
C000198612
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	SI Class
Trading Symbol	PYCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/22/2018
SI Class	6.80%	0.39%	2.05%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.85%

AssetsNet	$ 901,113,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 1,744,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$901,113 # of Portfolio Holdings354 Investment Advisory, net of waivers (000)$1,744 Portfolio Turnover Rate64%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Mortgage Backed	34%
Asset Backed	10%
U.S. Treasury	9%
Investment Company	5%
Others	7%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.02%
3-5 Years	10.24%
5-10 Years	31.02%
>10 Years	50.70%
Other	5.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.42%
AA	44.15%
A	10.91%
BBB	20.34%
BB	7.13%
B	1.84%
Unrated	2.20%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCSX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	3.71%
U.S. Treasury Bond	3.37%
OBX Trust	1.67%
Payden Emerging Market Corporate Bond Fund, SI Class	1.49%
U.S. Treasury Note	1.48%
RCKT Mortgage Trust	1.40%
FNCL	1.24%
UBS Group AG	1.05%
JPMorgan Chase & Co.	0.99%
Citigroup Inc.	0.98%

Material Fund Change [Text Block]
C000248244
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Adviser Class
Trading Symbol	PYAYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Top Contributors to Performance:

• Security selection relative to the index was the biggest contributor to performance. Security selection amongst nearly all sectors was positive, with banking, insurance, and communications being the largest contributors.

• Allocations to out-of-index exposures such as high yield and securitized bonds also contributed.

• US Treasury futures used to hedge interest rate duration and manage total duration and yield curve positioning was a smaller contributor.

Top Detractors from Performance:

• Security selection among a few select high-yield bonds, particularly within the energy sector.

• Not owning some higher quality corporate bonds that had strong performance detracted modestly.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	6.56%	7.93%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
Bloomberg US Corporate Bond Index	6.62%	7.03%

AssetsNet	$ 414,695,000
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,140,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$414,695 # of Portfolio Holdings352 Investment Advisory, net of waivers (000)$1,140 Portfolio Turnover Rate42%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	85%
Mortgage Backed	7%
Investment Company	4%
Asset Backed	3%
Foreign Government	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	5.51%
3-5 Years	10.02%
5-10 Years	37.97%
>10 Years	42.48%
Other	4.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.98%
AA	11.17%
A	32.95%
BBB	39.28%
BB	6.18%
B	0.73%
Unrated	0.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYAYX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Goldman Sachs Group Inc.	2.03%
Bank of America Corp.	1.82%
Citigroup Inc.	1.68%
JPMorgan Chase & Co.	1.61%
Morgan Stanley	1.52%
HSBC Holdings PLC	1.24%
Payden Emerging Market Corporate Bond Fund, SI Class	1.24%
AT&T Inc.	1.08%
Wells Fargo & Co.	0.92%
Broadcom Inc.	0.90%

Material Fund Change [Text Block]
C000075033
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	PYACX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Top Contributors to Performance:

• Security selection relative to the index was the biggest contributor to performance. Security selection amongst nearly all sectors was positive, with banking, insurance, and communications being the largest contributors.

• Allocations to out-of-index exposures such as high yield and securitized bonds also contributed.

• US Treasury futures used to hedge interest rate duration and manage total duration and yield curve positioning was a smaller contributor.

Top Detractors from Performance:

• Security selection among a few select high-yield bonds, particularly within the energy sector.

• Not owning some higher quality corporate bonds that had strong performance detracted modestly.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.63%	0.72%	3.38%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate Bond Index	6.62%	0.46%	3.12%

AssetsNet	$ 414,695,000
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,140,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$414,695 # of Portfolio Holdings352 Investment Advisory, net of waivers (000)$1,140 Portfolio Turnover Rate42%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	85%
Mortgage Backed	7%
Investment Company	4%
Asset Backed	3%
Foreign Government	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	5.51%
3-5 Years	10.02%
5-10 Years	37.97%
>10 Years	42.48%
Other	4.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.98%
AA	11.17%
A	32.95%
BBB	39.28%
BB	6.18%
B	0.73%
Unrated	0.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYACX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Goldman Sachs Group Inc.	2.03%
Bank of America Corp.	1.82%
Citigroup Inc.	1.68%
JPMorgan Chase & Co.	1.61%
Morgan Stanley	1.52%
HSBC Holdings PLC	1.24%
Payden Emerging Market Corporate Bond Fund, SI Class	1.24%
AT&T Inc.	1.08%
Wells Fargo & Co.	0.92%
Broadcom Inc.	0.90%

Material Fund Change [Text Block]
C000236137
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	SI Class
Trading Symbol	PYCTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Top Contributors to Performance:

• Security selection relative to the index was the biggest contributor to performance. Security selection amongst nearly all sectors was positive, with banking, insurance, and communications being the largest contributors.

• Allocations to out-of-index exposures such as high yield and securitized bonds also contributed.

• US Treasury futures used to hedge interest rate duration and manage total duration and yield curve positioning was a smaller contributor.

Top Detractors from Performance:

• Security selection among a few select high-yield bonds, particularly within the energy sector.

• Not owning some higher quality corporate bonds that had strong performance detracted modestly.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	6.73%	1.65%
Bloomberg US Aggregate Bond Index	6.16%	0.91%
Bloomberg US Corporate Bond Index	6.62%	1.80%

AssetsNet	$ 414,695,000
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,140,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$414,695 # of Portfolio Holdings352 Investment Advisory, net of waivers (000)$1,140 Portfolio Turnover Rate42%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	85%
Mortgage Backed	7%
Investment Company	4%
Asset Backed	3%
Foreign Government	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	5.51%
3-5 Years	10.02%
5-10 Years	37.97%
>10 Years	42.48%
Other	4.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.98%
AA	11.17%
A	32.95%
BBB	39.28%
BB	6.18%
B	0.73%
Unrated	0.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCTX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Goldman Sachs Group Inc.	2.03%
Bank of America Corp.	1.82%
Citigroup Inc.	1.68%
JPMorgan Chase & Co.	1.61%
Morgan Stanley	1.52%
HSBC Holdings PLC	1.24%
Payden Emerging Market Corporate Bond Fund, SI Class	1.24%
AT&T Inc.	1.08%
Wells Fargo & Co.	0.92%
Broadcom Inc.	0.90%

Material Fund Change [Text Block]
C000080937
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	Adviser Class
Trading Symbol	PYEWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premia of emerging market bonds also narrowed. Within hard-currency credit, high-yield-rated issuers outperformed investment-grade constituents and corporate returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance. The Fund maintained a headline duration-neutral position versus the benchmark during the period. Looking forward, we expect that emerging markets debt will continue to offer attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	13.49%	3.35%	4.29%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan EMBI Global Diversified Index	12.76%	2.71%	4.12%

AssetsNet	$ 945,037,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 3,695,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$945,037 # of Portfolio Holdings334 Investment Advisory, net of waivers (000)$3,695 Portfolio Turnover Rate74%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	78%
Corporate Bond	19%
Investment Company	3%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.08%
AA	7.75%
A	2.78%
BBB	36.88%
BB	26.02%
B	17.52%
Below B	8.03%
Unrated	0.94%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Mexico	8.33%
Peru	6.37%
Brazil	5.04%
Hungary	4.46%
South Africa	3.93%
Turkey	3.60%
Argentina	3.47%
Indonesia	2.92%
United States	2.85%
Dominican Republic	2.77%
Supranational	0.13%

Material Fund Change [Text Block]
C000032187
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	Investor Class
Trading Symbol	PYEMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premia of emerging market bonds also narrowed. Within hard-currency credit, high-yield-rated issuers outperformed investment-grade constituents and corporate returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance. The Fund maintained a headline duration-neutral position versus the benchmark during the period. Looking forward, we expect that emerging markets debt will continue to offer attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	13.83%	3.60%	4.55%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan EMBI Global Diversified Index	12.76%	2.71%	4.12%

AssetsNet	$ 945,037,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 3,695,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$945,037 # of Portfolio Holdings334 Investment Advisory, net of waivers (000)$3,695 Portfolio Turnover Rate74%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	78%
Corporate Bond	19%
Investment Company	3%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.08%
AA	7.75%
A	2.78%
BBB	36.88%
BB	26.02%
B	17.52%
Below B	8.03%
Unrated	0.94%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Mexico	8.33%
Peru	6.37%
Brazil	5.04%
Hungary	4.46%
South Africa	3.93%
Turkey	3.60%
Argentina	3.47%
Indonesia	2.92%
United States	2.85%
Dominican Republic	2.77%
Supranational	0.13%

Material Fund Change [Text Block]
C000115587
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	SI Class
Trading Symbol	PYEIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premia of emerging market bonds also narrowed. Within hard-currency credit, high-yield-rated issuers outperformed investment-grade constituents and corporate returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance. The Fund maintained a headline duration-neutral position versus the benchmark during the period. Looking forward, we expect that emerging markets debt will continue to offer attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	13.89%	3.64%	4.60%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan EMBI Global Diversified Index	12.76%	2.71%	4.12%

AssetsNet	$ 945,037,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 3,695,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$945,037 # of Portfolio Holdings334 Investment Advisory, net of waivers (000)$3,695 Portfolio Turnover Rate74%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	78%
Corporate Bond	19%
Investment Company	3%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.08%
AA	7.75%
A	2.78%
BBB	36.88%
BB	26.02%
B	17.52%
Below B	8.03%
Unrated	0.94%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Mexico	8.33%
Peru	6.37%
Brazil	5.04%
Hungary	4.46%
South Africa	3.93%
Turkey	3.60%
Argentina	3.47%
Indonesia	2.92%
United States	2.85%
Dominican Republic	2.77%
Supranational	0.13%

Material Fund Change [Text Block]
C000131551
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	PYCEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	7.28%	3.18%	4.36%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan CEMBI Broad Diversified Index	8.01%	3.17%	4.51%

AssetsNet	$ 93,525,000
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 306,000
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$93,525 # of Portfolio Holdings311 Investment Advisory, net of waivers (000)$306 Portfolio Turnover Rate132%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	84%
Investment Company	9%
Foreign Government	4%
Asset Backed	1%
Preferred Stock	1%
Others	1%

Credit RatingFootnote Reference* (as a % of investments)

AA	10.45%
A	3.11%
BBB	35.12%
BB	32.37%
B	15.33%
Below B	1.55%
Unrated	1.18%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Mexico	10.87%
United States	10.37%
Cayman Islands	9.34%
Peru	7.85%
Luxembourg	4.88%
Turkey	4.23%
Chile	4.19%
India	3.94%
Netherlands	3.65%
Supranational	0.85%

Material Fund Change [Text Block]
C000136209
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Corporate Bond Fund
Class Name	SI Class
Trading Symbol	PYCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	7.37%	3.28%	4.45%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan CEMBI Broad Diversified Index	8.01%	3.17%	4.51%

AssetsNet	$ 93,525,000
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 306,000
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$93,525 # of Portfolio Holdings311 Investment Advisory, net of waivers (000)$306 Portfolio Turnover Rate132%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	84%
Investment Company	9%
Foreign Government	4%
Asset Backed	1%
Preferred Stock	1%
Others	1%

Credit RatingFootnote Reference* (as a % of investments)

AA	10.45%
A	3.11%
BBB	35.12%
BB	32.37%
B	15.33%
Below B	1.55%
Unrated	1.18%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Mexico	10.87%
United States	10.37%
Cayman Islands	9.34%
Peru	7.85%
Luxembourg	4.88%
Turkey	4.23%
Chile	4.19%
India	3.94%
Netherlands	3.65%
Supranational	0.85%

Material Fund Change [Text Block]
C000104641
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Local Bond Fund
Class Name	Investor Class
Trading Symbol	PYELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. Falling inflation rates globally allowed central banks to ease their monetary policy stance, causing interest rates to shift lower across most emerging markets economies. Emerging markets currencies broadly strengthened against the U.S. dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification as well. Positioning within emerging markets currencies added to relative performance, with strong contributions coming from off-index frontier markets exposures. Looking forward, we expect that emerging markets debt to continue to offer attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	13.75%	2.73%	2.94%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P Morgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

AssetsNet	$ 99,977,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 227,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$99,977 # of Portfolio Holdings180 Investment Advisory, net of waivers (000)$227 Portfolio Turnover Rate71%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	16%

Credit RatingFootnote Reference* (as a % of investments)

AAA	7.18%
AA	5.23%
A	25.04%
BBB	37.03%
BB	21.03%
B	4.49%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Brazil	10.86%
Mexico	10.12%
Indonesia	8.18%
Peru	7.75%
South Africa	7.20%
China	7.13%
Malaysia	6.01%
Thailand	4.77%
Supranational	9.09%

Material Fund Change [Text Block]

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

C000236138
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Local Bond Fund
Class Name	SI Class
Trading Symbol	PYILX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. Falling inflation rates globally allowed central banks to ease their monetary policy stance, causing interest rates to shift lower across most emerging markets economies. Emerging markets currencies broadly strengthened against the U.S. dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification as well. Positioning within emerging markets currencies added to relative performance, with strong contributions coming from off-index frontier markets exposures. Looking forward, we expect that emerging markets debt to continue to offer attractive long-run income-generating opportunities.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	14.16%	4.35%
Bloomberg Global Aggregate Index	5.69%	-0.88%
J.P Morgan GBI-EM Global Diversified Index	13.06%	4.75%

AssetsNet	$ 99,977,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 227,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$99,977 # of Portfolio Holdings180 Investment Advisory, net of waivers (000)$227 Portfolio Turnover Rate71%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	16%

Credit RatingFootnote Reference* (as a % of investments)

AAA	7.18%
AA	5.23%
A	25.04%
BBB	37.03%
BB	21.03%
B	4.49%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

Brazil	10.86%
Mexico	10.12%
Indonesia	8.18%
Peru	7.75%
South Africa	7.20%
China	7.13%
Malaysia	6.01%
Thailand	4.77%
Supranational	9.09%

Material Fund Change [Text Block]

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

C000110231
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	Adviser Class
Trading Symbol	PYVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Broad US equities delivered strong results over the year. Gains were supported by solid corporate earnings, declining interest rates, and expansionary economic policies. Volatility emerged from mid-February to early April, when equities fell nearly 20% amid concerns over new U.S. tariff policies, increased competition in artificial intelligence, and early signs of consumer softening. Markets rebounded quickly as tariff concerns eased and most sectors reported strong earnings, led by technology, industrials, utilities, financials, and consumer discretionary. The Fund participated meaningfully in the market’s advance relative to other value-oriented, lower-volatility strategies, maintaining its focus on high-quality companies with durable cash flows and diversified sector exposure. Most sectors contributed positively, with financials, technology, and industrials leading results. Real estate and consumer discretionary were the only performance detractors.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	9.66%	11.50%	9.11%
Russell 3000 Index	20.79%	16.71%	14.05%
Russell 1000 Value Index	11.11%	14.24%	9.94%

AssetsNet	$ 1,068,702,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,345,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,068,702 # of Portfolio Holdings79 Investment Advisory, net of waivers (000)$4,345 Portfolio Turnover Rate112%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Common Stock	91%
Real Estate Investment Trust	4%
Master Limited Partnership	2%
Corporate Bond	2%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Alphabet Inc.	4.38%
JPMorgan Chase & Co.	4.20%
Bank of America Corp.	2.76%
Wells Fargo & Co.	2.71%
Duke Energy Corp.	2.68%
Amazon.com Inc.	2.63%
Morgan Stanley	2.55%
General Electric Co.	2.43%
Blackrock Inc.	2.08%
Dominion Energy Inc.	2.02%

Material Fund Change [Text Block]
C000032191
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	Investor Class
Trading Symbol	PYVLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Broad US equities delivered strong results over the year. Gains were supported by solid corporate earnings, declining interest rates, and expansionary economic policies. Volatility emerged from mid-February to early April, when equities fell nearly 20% amid concerns over new U.S. tariff policies, increased competition in artificial intelligence, and early signs of consumer softening. Markets rebounded quickly as tariff concerns eased and most sectors reported strong earnings, led by technology, industrials, utilities, financials, and consumer discretionary. The Fund participated meaningfully in the market’s advance relative to other value-oriented, lower-volatility strategies, maintaining its focus on high-quality companies with durable cash flows and diversified sector exposure. Most sectors contributed positively, with financials, technology, and industrials leading results. Real estate and consumer discretionary were the only performance detractors.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	9.88%	11.78%	9.38%
Russell 3000 Index	20.79%	16.71%	14.05%
Russell 1000 Value Index	11.11%	14.24%	9.94%

AssetsNet	$ 1,068,702,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,345,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,068,702 # of Portfolio Holdings79 Investment Advisory, net of waivers (000)$4,345 Portfolio Turnover Rate112%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Common Stock	91%
Real Estate Investment Trust	4%
Master Limited Partnership	2%
Corporate Bond	2%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Alphabet Inc.	4.38%
JPMorgan Chase & Co.	4.20%
Bank of America Corp.	2.76%
Wells Fargo & Co.	2.71%
Duke Energy Corp.	2.68%
Amazon.com Inc.	2.63%
Morgan Stanley	2.55%
General Electric Co.	2.43%
Blackrock Inc.	2.08%
Dominion Energy Inc.	2.02%

Material Fund Change [Text Block]
C000146917
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	SI Class
Trading Symbol	PYVSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Broad US equities delivered strong results over the year. Gains were supported by solid corporate earnings, declining interest rates, and expansionary economic policies. Volatility emerged from mid-February to early April, when equities fell nearly 20% amid concerns over new U.S. tariff policies, increased competition in artificial intelligence, and early signs of consumer softening. Markets rebounded quickly as tariff concerns eased and most sectors reported strong earnings, led by technology, industrials, utilities, financials, and consumer discretionary. The Fund participated meaningfully in the market’s advance relative to other value-oriented, lower-volatility strategies, maintaining its focus on high-quality companies with durable cash flows and diversified sector exposure. Most sectors contributed positively, with financials, technology, and industrials leading results. Real estate and consumer discretionary were the only performance detractors.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	10.04%	11.88%	9.49%
Russell 3000 Index	20.79%	16.71%	14.05%
Russell 1000 Value Index	11.11%	14.24%	9.94%

AssetsNet	$ 1,068,702,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,345,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,068,702 # of Portfolio Holdings79 Investment Advisory, net of waivers (000)$4,345 Portfolio Turnover Rate112%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Common Stock	91%
Real Estate Investment Trust	4%
Master Limited Partnership	2%
Corporate Bond	2%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Alphabet Inc.	4.38%
JPMorgan Chase & Co.	4.20%
Bank of America Corp.	2.76%
Wells Fargo & Co.	2.71%
Duke Energy Corp.	2.68%
Amazon.com Inc.	2.63%
Morgan Stanley	2.55%
General Electric Co.	2.43%
Blackrock Inc.	2.08%
Dominion Energy Inc.	2.02%

Material Fund Change [Text Block]
C000248245
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Adviser Class
Trading Symbol	PYBLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but the Federal Reserve Board began what will likely be a rate-cutting cycle, which reduced loan yields and Fund income.

Top Contributors to Performance

• Security selection in consumer cyclical

• Security selection in energy

• Security selection in technology

Top Detractors from Performance

• Security selection in consumer non-cyclical

• Cash holding

• Underweight to the insurance sector

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	6.59%	8.00%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
Bloomberg US Leveraged Loan Index	5.84%	7.75%

AssetsNet	$ 133,268,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 298,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$133,268 # of Portfolio Holdings164 Investment Advisory, net of waivers (000)$298 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Bank Loan	93%
Corporate Bond	4%
Asset Backed	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.50%
3-5 Years	21.93%
5-10 Years	74.51%
>10 Years	1.89%
Other	0.17%

Credit RatingFootnote Reference* (as a % of investments)

AA	0.63%
BBB	6.72%
BB	39.34%
B	46.33%
Below B	4.16%
Unrated	2.75%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYBLX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Fr Br Holdings LLC	1.31%
Pac Dac LLC	1.30%
Cloud Software Group Inc.	1.16%
Pitney Bowes Inc.	1.16%
Quikrete Holdings Inc.	1.14%
Flynn Restaurant Group LP	1.13%
EP Wealth Advisors LLC	1.11%
Nexus Buyer LLC	1.02%
Fertitta Entertainment LLC	1.02%
Frontier Communications Holdings LLC	1.01%

Material Fund Change [Text Block]
C000131550
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Investor Class
Trading Symbol	PYFRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but the Federal Reserve Board began what will likely be a rate-cutting cycle, which reduced loan yields and Fund income.

Top Contributors to Performance

• Security selection in consumer cyclical

• Security selection in energy

• Security selection in technology

Top Detractors from Performance

• Security selection in consumer non-cyclical

• Cash holding

• Underweight to the insurance sector

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.64%	6.90%	4.94%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US Leveraged Loan IndexFootnote Reference^	5.84%	6.70%	-

AssetsNet	$ 133,268,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 298,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$133,268 # of Portfolio Holdings164 Investment Advisory, net of waivers (000)$298 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Bank Loan	93%
Corporate Bond	4%
Asset Backed	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.50%
3-5 Years	21.93%
5-10 Years	74.51%
>10 Years	1.89%
Other	0.17%

Credit RatingFootnote Reference* (as a % of investments)

AA	0.63%
BBB	6.72%
BB	39.34%
B	46.33%
Below B	4.16%
Unrated	2.75%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYFRX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Fr Br Holdings LLC	1.31%
Pac Dac LLC	1.30%
Cloud Software Group Inc.	1.16%
Pitney Bowes Inc.	1.16%
Quikrete Holdings Inc.	1.14%
Flynn Restaurant Group LP	1.13%
EP Wealth Advisors LLC	1.11%
Nexus Buyer LLC	1.02%
Fertitta Entertainment LLC	1.02%
Frontier Communications Holdings LLC	1.01%

Material Fund Change [Text Block]
C000136207
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	SI Class
Trading Symbol	PYFIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but the Federal Reserve Board began what will likely be a rate-cutting cycle, which reduced loan yields and Fund income.

Top Contributors to Performance

• Security selection in consumer cyclical

• Security selection in energy

• Security selection in technology

Top Detractors from Performance

• Security selection in consumer non-cyclical

• Cash holding

• Underweight to the insurance sector

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	6.73%	7.03%	5.05%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US Leveraged Loan IndexFootnote Reference^	5.84%	6.70%	-

AssetsNet	$ 133,268,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 298,000
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$133,268 # of Portfolio Holdings164 Investment Advisory, net of waivers (000)$298 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Bank Loan	93%
Corporate Bond	4%
Asset Backed	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.50%
3-5 Years	21.93%
5-10 Years	74.51%
>10 Years	1.89%
Other	0.17%

Credit RatingFootnote Reference* (as a % of investments)

AA	0.63%
BBB	6.72%
BB	39.34%
B	46.33%
Below B	4.16%
Unrated	2.75%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYFIX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Fr Br Holdings LLC	1.31%
Pac Dac LLC	1.30%
Cloud Software Group Inc.	1.16%
Pitney Bowes Inc.	1.16%
Quikrete Holdings Inc.	1.14%
Flynn Restaurant Group LP	1.13%
EP Wealth Advisors LLC	1.11%
Nexus Buyer LLC	1.02%
Fertitta Entertainment LLC	1.02%
Frontier Communications Holdings LLC	1.01%

Material Fund Change [Text Block]
C000032188
Shareholder Report [Line Items]
Fund Name	Payden Global Fixed Income Fund
Class Name	Investor Class
Trading Symbol	PYGFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held an overweight position in credit markets, keeping a bias towards higher quality sectors such as investment grade corporates and AAA-rated securitized assets. Despite increased political instability, rising trade tensions, and weakening labor markets, credit markets delivered positive excess returns. The Fund allocation to non-governmental sectors added to relative return, with allocations to high-yield debt, investment-grade corporate debt, securitized debt, and hard-currency emerging markets debt contributing the most. Active rates management had a positive impact on relative performance, while currency positions detracted from relative performance.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.74%	0.71%	2.33%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%

AssetsNet	$ 151,474,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 306,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$151,474 # of Portfolio Holdings351 Investment Advisory, net of waivers (000)$306 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	32%
Foreign Government	27%
Mortgage Backed	20%
Asset Backed	8%
U.S. Treasury	7%
Others	6%

Credit RatingFootnote Reference* (as a % of investments)

AAA	11.46%
AA	29.50%
A	16.31%
BBB	27.54%
BB	10.10%
B	2.93%
Below B	0.18%
Unrated	1.95%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

United States	43.67%
Japan	6.11%
Ireland	4.33%
Italy	3.47%
United Kingdom	3.33%
France	3.22%
Canada	3.01%
Cayman Islands	2.71%
Netherlands	2.17%
Spain	2.06%
Supranational	0.30%

Material Fund Change [Text Block]
C000228771
Shareholder Report [Line Items]
Fund Name	Payden Global Fixed Income Fund
Class Name	SI Class
Trading Symbol	PYGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held an overweight position in credit markets, keeping a bias towards higher quality sectors such as investment grade corporates and AAA-rated securitized assets. Despite increased political instability, rising trade tensions, and weakening labor markets, credit markets delivered positive excess returns. The Fund allocation to non-governmental sectors added to relative return, with allocations to high-yield debt, investment-grade corporate debt, securitized debt, and hard-currency emerging markets debt contributing the most. Active rates management had a positive impact on relative performance, while currency positions detracted from relative performance.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/2021
SI Class	5.89%	0.70%
Bloomberg Global Aggregate Index	5.69%	-1.86%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.77%

AssetsNet	$ 151,474,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 306,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$151,474 # of Portfolio Holdings351 Investment Advisory, net of waivers (000)$306 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	32%
Foreign Government	27%
Mortgage Backed	20%
Asset Backed	8%
U.S. Treasury	7%
Others	6%

Credit RatingFootnote Reference* (as a % of investments)

AAA	11.46%
AA	29.50%
A	16.31%
BBB	27.54%
BB	10.10%
B	2.93%
Below B	0.18%
Unrated	1.95%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

United States	43.67%
Japan	6.11%
Ireland	4.33%
Italy	3.47%
United Kingdom	3.33%
France	3.22%
Canada	3.01%
Cayman Islands	2.71%
Netherlands	2.17%
Spain	2.06%
Supranational	0.30%

Material Fund Change [Text Block]
C000032189
Shareholder Report [Line Items]
Fund Name	Payden Global Low Duration Fund
Class Name	Investor Class
Trading Symbol	PYGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.45%	2.60%	2.39%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 1-3 Year U.S. Corporate & Government Index	5.07%	1.85%	1.99%

AssetsNet	$ 38,922,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ (36,000)
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$38,922 # of Portfolio Holdings210 Investment Advisory, net of waivers (000)$(36) Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	40%
Asset Backed	16%
U.S. Treasury	14%
Mortgage Backed	13%
Foreign Government	13%
Others	4%

Credit RatingFootnote Reference* (as a % of investments)

AAA	31.16%
AA	28.73%
A	20.63%
BBB	15.05%
BB	2.74%
B	0.18%
Unrated	1.51%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Largest Holdings [Text Block]

Top 10 Country Holdings (as a % of investments)

United States	60.77%
Canada	9.01%
France	3.98%
Netherlands	3.08%
Cayman Islands	2.97%
Sweden	1.82%
Switzerland	1.66%
Ireland	1.32%
Supranational	2.32%

Material Fund Change [Text Block]
C000032190
Shareholder Report [Line Items]
Fund Name	Payden GNMA Fund
Class Name	Investor Class
Trading Symbol	PYGNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund benefited from a normalization in Ginnie Mae (GNMA) risk premiums, declining short- and intermediate-term interest rates, and renewed demand from U.S. financial institutions.  Policy moves drove interest rate swings, a cautious Federal Reserve delayed easing short-term interest rates, and mortgage risk premia widened on macro uncertainty. As the year progressed, tariff-driven inflation fears eased, employment softened, and the Federal Reserve delivered two additional rate cuts widely anticipated by markets. Lower interest rate volatility helped mortgage yield premiums return to long-term averages.  Looking ahead, we expect gradually lower long-term interest rates and stable risk premia and maintain a long duration and yield advantage versus the benchmark.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.80%	-0.55%	0.98%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. GNMA Mortgage Backed Securities Index	6.97%	0.18%	1.48%

AssetsNet	$ 87,489,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 57,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$87,489 # of Portfolio Holdings148 Investment Advisory, net of waivers (000)$57 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	99%
Investment Company	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.86%
3-5 Years	1.85%
5-10 Years	3.88%
>10 Years	89.03%
Other	1.38%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.82%
AA	99.17%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYGNX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

G2SF	18.88%
FHLMC Multifamily Structured Pass-Through Certificates	3.92%
G2 MA7767 30YR	1.97%
G2 MA7589 30YR	1.79%
G2 MA9726 30YR	1.71%
G2 MA7648 30YR	1.68%
G2 MA7533 30YR	1.67%
G2 MA7987 30YR	1.62%
G2 MA7367 30YR	1.60%
G2 MA6818 30YR	1.57%

Material Fund Change [Text Block]
C000248243
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Adviser Class
Trading Symbol	PYRLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but coupon income was the largest driver of return.

Top Contributors to Performance

• Security selection in the basic industry sector

• Security selection in the automotive sector

• Security selection in the utility sector

Top Detractors from Performance

• Security selection in the retail sector

• Security selection in the consumer goods sector

• Security selection in the healthcare sector

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	7.43%	9.86%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	7.90%	9.22%

AssetsNet	$ 1,041,179,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,917,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,041,179 # of Portfolio Holdings413 Investment Advisory, net of waivers (000)$2,917 Portfolio Turnover Rate78%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	86%
Investment Company	7%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.75%
3-5 Years	26.27%
5-10 Years	58.39%
>10 Years	6.55%
Other	7.04%

Credit RatingFootnote Reference* (as a % of investments)

AA	7.03%
BBB	2.89%
BB	31.48%
B	50.98%
Below B	5.37%
Unrated	2.24%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYRLX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.66%
TransDigm Inc.	0.87%
American Axle & Manufacturing Inc.	0.82%
Jefferson Capital Holdings LLC	0.75%
Talen Energy Supply LLC	0.71%
Iron Mountain Inc.	0.70%
Energizer Holdings Inc.	0.68%
Fr Br Holdings LLC	0.62%
CoreWeave Inc.	0.60%
Cleveland-Cliffs Inc.	0.60%

Material Fund Change [Text Block]

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

C000032192
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Investor Class
Trading Symbol	PYHRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but coupon income was the largest driver of return.

Top Contributors to Performance

• Security selection in the basic industry sector

• Security selection in the automotive sector

• Security selection in the utility sector

Top Detractors from Performance

• Security selection in the retail sector

• Security selection in the consumer goods sector

• Security selection in the healthcare sector

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	7.71%	6.18%	5.93%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	7.90%	4.88%	5.47%

AssetsNet	$ 1,041,179,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,917,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,041,179 # of Portfolio Holdings413 Investment Advisory, net of waivers (000)$2,917 Portfolio Turnover Rate78%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	86%
Investment Company	7%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.75%
3-5 Years	26.27%
5-10 Years	58.39%
>10 Years	6.55%
Other	7.04%

Credit RatingFootnote Reference* (as a % of investments)

AA	7.03%
BBB	2.89%
BB	31.48%
B	50.98%
Below B	5.37%
Unrated	2.24%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYHRX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.66%
TransDigm Inc.	0.87%
American Axle & Manufacturing Inc.	0.82%
Jefferson Capital Holdings LLC	0.75%
Talen Energy Supply LLC	0.71%
Iron Mountain Inc.	0.70%
Energizer Holdings Inc.	0.68%
Fr Br Holdings LLC	0.62%
CoreWeave Inc.	0.60%
Cleveland-Cliffs Inc.	0.60%

Material Fund Change [Text Block]

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

C000236136
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	SI Class
Trading Symbol	PYCHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but coupon income was the largest driver of return.

Top Contributors to Performance

• Security selection in the basic industry sector

• Security selection in the automotive sector

• Security selection in the utility sector

Top Detractors from Performance

• Security selection in the retail sector

• Security selection in the consumer goods sector

• Security selection in the healthcare sector

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	7.87%	6.12%
Bloomberg US Aggregate Bond Index	6.16%	0.91%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	7.90%	5.04%

AssetsNet	$ 1,041,179,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,917,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,041,179 # of Portfolio Holdings413 Investment Advisory, net of waivers (000)$2,917 Portfolio Turnover Rate78%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	86%
Investment Company	7%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.75%
3-5 Years	26.27%
5-10 Years	58.39%
>10 Years	6.55%
Other	7.04%

Credit RatingFootnote Reference* (as a % of investments)

AA	7.03%
BBB	2.89%
BB	31.48%
B	50.98%
Below B	5.37%
Unrated	2.24%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYCHX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.66%
TransDigm Inc.	0.87%
American Axle & Manufacturing Inc.	0.82%
Jefferson Capital Holdings LLC	0.75%
Talen Energy Supply LLC	0.71%
Iron Mountain Inc.	0.70%
Energizer Holdings Inc.	0.68%
Fr Br Holdings LLC	0.62%
CoreWeave Inc.	0.60%
Cleveland-Cliffs Inc.	0.60%

Material Fund Change [Text Block]

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

C000246929
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Adviser Class
Trading Symbol	PYLBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025. The Fund benefited from its allocation to short-intermediate maturity fixed-rate credit securities as US Treasury yields moved 0.50-0.75% lower over the year. The main factor driving performance was the continued tightening in credit yield premiums, supported by strong investor demand and resilient corporate earnings. Risk premia briefly widened in April amid trade-related headlines, before quickly retracing. The Fund maintains an ample allocation to US Treasuries to allow for liquidity amidst market volatility and holds a diversified mix of high-quality securitized and corporate bonds.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	4.79%	5.09%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA U.S. 3-Month Treasury Bill Index	4.35%	4.83%

AssetsNet	$ 2,103,321,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 365,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$2,103,321 # of Portfolio Holdings491 Investment Advisory, net of waivers (000)$365 Portfolio Turnover Rate60%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Asset Backed	29%
Mortgage Backed	17%
U.S. Treasury	15%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	35.50%
3-5 Years	30.01%
5-10 Years	12.28%
>10 Years	19.98%
Other	2.23%

Credit RatingFootnote Reference* (as a % of investments)

AAA	39.61%
AA	27.75%
A	18.66%
BBB	9.74%
BB	3.50%
B	0.20%
Unrated	0.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYLBX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	12.74%
OBX Trust	2.34%
Freddie Mac STACR REMIC Trust	2.32%
U.S. Treasury Note	2.01%
RCKT Mortgage Trust	1.90%
Connecticut Avenue Securities Trust	1.73%
Westlake Automobile Receivables Trust	1.27%
Payden Floating Rate Fund, SI Class	1.24%
American Express Co.	1.23%
Enterprise Fleet Financing LLC	1.10%

Material Fund Change [Text Block]
C000032176
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Investor Class
Trading Symbol	PYLMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025. The Fund benefited from its allocation to short-intermediate maturity fixed-rate credit securities as US Treasury yields moved 0.50-0.75% lower over the year. The main factor driving performance was the continued tightening in credit yield premiums, supported by strong investor demand and resilient corporate earnings. Risk premia briefly widened in April amid trade-related headlines, before quickly retracing. The Fund maintains an ample allocation to US Treasuries to allow for liquidity amidst market volatility and holds a diversified mix of high-quality securitized and corporate bonds.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.16%	3.55%	2.72%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.35%	3.04%	2.12%

AssetsNet	$ 2,103,321,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 365,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$2,103,321 # of Portfolio Holdings491 Investment Advisory, net of waivers (000)$365 Portfolio Turnover Rate60%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Asset Backed	29%
Mortgage Backed	17%
U.S. Treasury	15%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	35.50%
3-5 Years	30.01%
5-10 Years	12.28%
>10 Years	19.98%
Other	2.23%

Credit RatingFootnote Reference* (as a % of investments)

AAA	39.61%
AA	27.75%
A	18.66%
BBB	9.74%
BB	3.50%
B	0.20%
Unrated	0.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYLMX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	12.74%
OBX Trust	2.34%
Freddie Mac STACR REMIC Trust	2.32%
U.S. Treasury Note	2.01%
RCKT Mortgage Trust	1.90%
Connecticut Avenue Securities Trust	1.73%
Westlake Automobile Receivables Trust	1.27%
Payden Floating Rate Fund, SI Class	1.24%
American Express Co.	1.23%
Enterprise Fleet Financing LLC	1.10%

Material Fund Change [Text Block]
C000228770
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	SI Class
Trading Symbol	PYLSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025. The Fund benefited from its allocation to short-intermediate maturity fixed-rate credit securities as US Treasury yields moved 0.50-0.75% lower over the year. The main factor driving performance was the continued tightening in credit yield premiums, supported by strong investor demand and resilient corporate earnings. Risk premia briefly widened in April amid trade-related headlines, before quickly retracing. The Fund maintains an ample allocation to US Treasuries to allow for liquidity amidst market volatility and holds a diversified mix of high-quality securitized and corporate bonds.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/2021
SI Class	5.22%	3.97%
Bloomberg US Aggregate Bond Index	6.16%	-0.14%
ICE BofA U.S. 3-Month Treasury Bill Index	4.35%	3.50%

AssetsNet	$ 2,103,321,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 365,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$2,103,321 # of Portfolio Holdings491 Investment Advisory, net of waivers (000)$365 Portfolio Turnover Rate60%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Asset Backed	29%
Mortgage Backed	17%
U.S. Treasury	15%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	35.50%
3-5 Years	30.01%
5-10 Years	12.28%
>10 Years	19.98%
Other	2.23%

Credit RatingFootnote Reference* (as a % of investments)

AAA	39.61%
AA	27.75%
A	18.66%
BBB	9.74%
BB	3.50%
B	0.20%
Unrated	0.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYLSX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	12.74%
OBX Trust	2.34%
Freddie Mac STACR REMIC Trust	2.32%
U.S. Treasury Note	2.01%
RCKT Mortgage Trust	1.90%
Connecticut Avenue Securities Trust	1.73%
Westlake Automobile Receivables Trust	1.27%
Payden Floating Rate Fund, SI Class	1.24%
American Express Co.	1.23%
Enterprise Fleet Financing LLC	1.10%

Material Fund Change [Text Block]
C000248241
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Adviser Class
Trading Symbol	PYLWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	4.84%	5.45%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA 1-3 Year U.S. Treasury Index	4.84%	4.92%

AssetsNet	$ 804,611,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 1,345,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$804,611 # of Portfolio Holdings244 Investment Advisory, net of waivers (000)$1,345 Portfolio Turnover Rate74%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	32%
Corporate Bond	31%
Asset Backed	18%
Mortgage Backed	16%
Investment Company	2%
Others	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	31.54%
3-5 Years	33.69%
5-10 Years	9.41%
>10 Years	23.67%
Other	1.69%

Credit RatingFootnote Reference* (as a % of investments)

AAA	21.65%
AA	39.60%
A	18.69%
BBB	13.90%
BB	3.83%
B	0.18%
Unrated	2.15%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYLWX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	31.61%
OBX Trust	2.19%
BX Trust	1.51%
RCKT Mortgage Trust	1.36%
Santander Drive Auto Receivables Trust	1.21%
Wells Fargo & Co.	1.17%
Texas Natural Gas Securitization Finance Corp.	1.13%
Citigroup Inc.	1.13%
COLT Mortgage Loan Trust	1.08%
CARS-DB5 LP	1.02%

Material Fund Change [Text Block]
C000032180
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Investor Class
Trading Symbol	PYSBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.39%	2.47%	2.32%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-3 Year U.S. Treasury Index	4.84%	1.65%	1.73%

AssetsNet	$ 804,611,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 1,345,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$804,611 # of Portfolio Holdings244 Investment Advisory, net of waivers (000)$1,345 Portfolio Turnover Rate74%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	32%
Corporate Bond	31%
Asset Backed	18%
Mortgage Backed	16%
Investment Company	2%
Others	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	31.54%
3-5 Years	33.69%
5-10 Years	9.41%
>10 Years	23.67%
Other	1.69%

Credit RatingFootnote Reference* (as a % of investments)

AAA	21.65%
AA	39.60%
A	18.69%
BBB	13.90%
BB	3.83%
B	0.18%
Unrated	2.15%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYSBX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	31.61%
OBX Trust	2.19%
BX Trust	1.51%
RCKT Mortgage Trust	1.36%
Santander Drive Auto Receivables Trust	1.21%
Wells Fargo & Co.	1.17%
Texas Natural Gas Securitization Finance Corp.	1.13%
Citigroup Inc.	1.13%
COLT Mortgage Loan Trust	1.08%
CARS-DB5 LP	1.02%

Material Fund Change [Text Block]
C000236135
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	SI Class
Trading Symbol	PYLDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	5.44%	3.57%
Bloomberg US Aggregate Bond Index	6.16%	0.91%
ICE BofA 1-3 Year U.S. Treasury Index	4.84%	2.67%

AssetsNet	$ 804,611,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 1,345,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$804,611 # of Portfolio Holdings244 Investment Advisory, net of waivers (000)$1,345 Portfolio Turnover Rate74%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	32%
Corporate Bond	31%
Asset Backed	18%
Mortgage Backed	16%
Investment Company	2%
Others	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	31.54%
3-5 Years	33.69%
5-10 Years	9.41%
>10 Years	23.67%
Other	1.69%

Credit RatingFootnote Reference* (as a % of investments)

AAA	21.65%
AA	39.60%
A	18.69%
BBB	13.90%
BB	3.83%
B	0.18%
Unrated	2.15%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYLDX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	31.61%
OBX Trust	2.19%
BX Trust	1.51%
RCKT Mortgage Trust	1.36%
Santander Drive Auto Receivables Trust	1.21%
Wells Fargo & Co.	1.17%
Texas Natural Gas Securitization Finance Corp.	1.13%
Citigroup Inc.	1.13%
COLT Mortgage Loan Trust	1.08%
CARS-DB5 LP	1.02%

Material Fund Change [Text Block]
C000069457
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Adviser Class
Trading Symbol	PKCBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	6.36%	4.14%	3.13%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

AssetsNet	$ 127,412,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$127,412 # of Portfolio Holdings397 Investment Advisory, net of waivers (000)$97 Portfolio Turnover Rate218%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PKCBX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Material Fund Change [Text Block]
C000172680
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Institutional Class
Trading Symbol	PKCIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/1/2016
Institutional Class	6.62%	4.56%	3.76%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.71%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.16%

AssetsNet	$ 127,412,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$127,412 # of Portfolio Holdings397 Investment Advisory, net of waivers (000)$97 Portfolio Turnover Rate218%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PKCIX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Material Fund Change [Text Block]
C000077412
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Retirement Class
Trading Symbol	PKCRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement Class	6.05%	3.90%	2.87%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

AssetsNet	$ 127,412,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$127,412 # of Portfolio Holdings397 Investment Advisory, net of waivers (000)$97 Portfolio Turnover Rate218%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PKCRX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Material Fund Change [Text Block]
C000065580
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	SI Class
Trading Symbol	PKBIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	6.65%	4.42%	3.39%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

AssetsNet	$ 127,412,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 97,000
InvestmentCompanyPortfolioTurnover	218.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$127,412 # of Portfolio Holdings397 Investment Advisory, net of waivers (000)$97 Portfolio Turnover Rate218%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PKBIX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Material Fund Change [Text Block]
C000248246
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Adviser Class
Trading Symbol	PYSLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/2023
Adviser Class	6.13%	6.84%
Bloomberg US Aggregate Bond Index	6.16%	6.00%

AssetsNet	$ 171,044,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 348,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$171,044 # of Portfolio Holdings297 Investment Advisory, net of waivers (000)$348 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	34%
Mortgage Backed	24%
U.S. Treasury	13%
Asset Backed	12%
Investment Company	7%
Others	10%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.91%
3-5 Years	9.65%
5-10 Years	41.16%
>10 Years	37.42%
Other	7.86%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.52%
AA	33.85%
A	7.14%
BBB	24.72%
BB	12.15%
B	2.99%
Below B	0.54%
Unrated	4.39%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYSLX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	7.55%
U.S. Treasury Inflation Indexed Notes	4.07%
OBX Trust	1.80%
U.S. Treasury Bond	1.64%
RCKT Mortgage Trust	1.40%
Payden Emerging Markets Local Bond Fund, SI Class	1.16%
UBS Group AG	1.15%
BX Commercial Mortgage Trust	1.14%
Fannie Mae Connecticut Avenue Securities	1.10%
FN MA4761 30YR	1.00%

Material Fund Change [Text Block]
C000140807
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Investor Class
Trading Symbol	PYSGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.39%	3.21%	3.44%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 171,044,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 348,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$171,044 # of Portfolio Holdings297 Investment Advisory, net of waivers (000)$348 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	34%
Mortgage Backed	24%
U.S. Treasury	13%
Asset Backed	12%
Investment Company	7%
Others	10%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.91%
3-5 Years	9.65%
5-10 Years	41.16%
>10 Years	37.42%
Other	7.86%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.52%
AA	33.85%
A	7.14%
BBB	24.72%
BB	12.15%
B	2.99%
Below B	0.54%
Unrated	4.39%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYSGX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	7.55%
U.S. Treasury Inflation Indexed Notes	4.07%
OBX Trust	1.80%
U.S. Treasury Bond	1.64%
RCKT Mortgage Trust	1.40%
Payden Emerging Markets Local Bond Fund, SI Class	1.16%
UBS Group AG	1.15%
BX Commercial Mortgage Trust	1.14%
Fannie Mae Connecticut Avenue Securities	1.10%
FN MA4761 30YR	1.00%

Material Fund Change [Text Block]
C000140808
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	SI Class
Trading Symbol	PYSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	6.50%	3.34%	3.56%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 171,044,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 348,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$171,044 # of Portfolio Holdings297 Investment Advisory, net of waivers (000)$348 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	34%
Mortgage Backed	24%
U.S. Treasury	13%
Asset Backed	12%
Investment Company	7%
Others	10%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.91%
3-5 Years	9.65%
5-10 Years	41.16%
>10 Years	37.42%
Other	7.86%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.52%
AA	33.85%
A	7.14%
BBB	24.72%
BB	12.15%
B	2.99%
Below B	0.54%
Unrated	4.39%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYSIX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	7.55%
U.S. Treasury Inflation Indexed Notes	4.07%
OBX Trust	1.80%
U.S. Treasury Bond	1.64%
RCKT Mortgage Trust	1.40%
Payden Emerging Markets Local Bond Fund, SI Class	1.16%
UBS Group AG	1.15%
BX Commercial Mortgage Trust	1.14%
Fannie Mae Connecticut Avenue Securities	1.10%
FN MA4761 30YR	1.00%

Material Fund Change [Text Block]
C000032183
Shareholder Report [Line Items]
Fund Name	Payden U.S. Government Fund
Class Name	Investor Class
Trading Symbol	PYUSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund performed well due to three drivers. The US Federal Reserve delivered four 0.25% interest rate cuts in a move towards “normalizing rates” or bringing them down to levels consistent with current levels of inflation.  The Fund was able to reap higher price performance relative to its benchmark.  While the 2-year through 5-year maturity US Treasury yields dropped, 30-year US Treasury rates moved slightly higher over the year.  The Fund used US Treasury interest rate futures to capture performance from the steepening curve. The Fund allocation to agency mortgages outperformed US Treasuries due to higher yields and improved pricing due to broader participation by investors.  We expect interest rates to continue to move lower and are maintaining a longer duration profile and continue the allocation to higher yielding agency mortgage-backed securities.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.48%	1.13%	1.56%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-5 Year U.S. Treasury Index	5.29%	1.22%	1.71%

AssetsNet	$ 63,548,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 12,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$63,548 # of Portfolio Holdings57 Investment Advisory, net of waivers (000)$12 Portfolio Turnover Rate38%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	54%
Mortgage Backed	44%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	55.22%
3-5 Years	10.67%
5-10 Years	2.61%
>10 Years	29.47%
Other	2.03%

Credit RatingFootnote Reference* (as a % of investments)

AAA	2.68%
AA	97.30%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYUSX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	53.56%
FRESB Mortgage Trust	5.15%
FHLMC Multifamily Structured Pass-Through Certificates	4.97%
Fannie Mae-Aces	2.42%
FN MA4869 30YR	2.30%
FR SD8452 30YR	2.19%
FR SB8206 15YR	1.93%
FN BM7166 ARM	1.82%
FR SD8461 30YR	1.70%
FH 841779 ARM	1.48%

Material Fund Change [Text Block]
C000236944
Shareholder Report [Line Items]
Fund Name	Payden Securitized Income Fund
Class Name	Investor Class
Trading Symbol	PYSFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
Investor Class	$44	0.65%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to October 31, 2025. Expenses would be higher if the Class had been in operation for the last twelve months.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund benefited from a compression of risk premiums, lower short- and intermediate-term rates, and robust institutional demand for securitized credit.

Because of the US Administration’s policies, the Federal Reserve delayed easing short-term interest rates, and credit risk premia widened amid macro uncertainty. As the year progressed, tariff-related inflation concerns eased, labor markets softened, and the Federal Open Market Committee delivered two additional 0.25% rate cuts. The Fund’s shorter duration and floating-rate allocations supported performance amid rate swings, outperforming corporate credit. Volatility created opportunities to deploy cash into higher-yielding securitized assets.  The Fund remains positioned toward residential and commercial mortgage-backed sectors, supported by expectations for lower interest rates and stable credit yield premia.

Average Annual Return [Table Text Block]
Since Inception 3/5/2025
Investor Class	3.64%
Bloomberg US Aggregate Bond Index	3.99%
ICE BofA U.S. 1-Month Treasury Bill Index	2.84%

AssetsNet	$ 108,340,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ (23,000)
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$108,340 # of Portfolio Holdings257 Investment Advisory, net of waivers (000)$(23) Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	61%
Asset Backed	36%
Investment Company	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.20%
3-5 Years	7.41%
5-10 Years	22.96%
>10 Years	65.29%
Other	3.14%

Credit RatingFootnote Reference* (as a % of investments)

AAA	48.52%
AA	18.53%
A	12.49%
BBB	13.38%
BB	1.64%
B	0.16%
Unrated	5.28%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYSFX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

FNCL	7.14%
Connecticut Avenue Securities Trust	4.47%
RCKT Mortgage Trust	3.49%
BX Trust	3.27%
BX Commercial Mortgage Trust	3.22%
OBX Trust	3.12%
Verus Securitization Trust	2.22%
COLT Mortgage Loan Trust	2.12%
Freddie Mac STACR REMIC Trust	2.07%
Westlake Automobile Receivables Trust	1.77%

Material Fund Change [Text Block]
C000236945
Shareholder Report [Line Items]
Fund Name	Payden Securitized Income Fund
Class Name	SI Class
Trading Symbol	PYSCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
SI Class	$37	0.55%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to October 31, 2025. Expenses would be higher if the Class had been in operation for the last twelve months.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund benefited from a compression of risk premiums, lower short- and intermediate-term rates, and robust institutional demand for securitized credit.

Because of the US Administration’s policies, the Federal Reserve delayed easing short-term interest rates, and credit risk premia widened amid macro uncertainty. As the year progressed, tariff-related inflation concerns eased, labor markets softened, and the Federal Open Market Committee delivered two additional 0.25% rate cuts. The Fund’s shorter duration and floating-rate allocations supported performance amid rate swings, outperforming corporate credit. Volatility created opportunities to deploy cash into higher-yielding securitized assets.  The Fund remains positioned toward residential and commercial mortgage-backed sectors, supported by expectations for lower interest rates and stable credit yield premia.

Average Annual Return [Table Text Block]
Since Inception 3/5/2025
SI Class	3.70%
Bloomberg US Aggregate Bond Index	3.99%
ICE BofA U.S. 1-Month Treasury Bill Index	2.84%

AssetsNet	$ 108,340,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ (23,000)
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$108,340 # of Portfolio Holdings257 Investment Advisory, net of waivers (000)$(23) Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	61%
Asset Backed	36%
Investment Company	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.20%
3-5 Years	7.41%
5-10 Years	22.96%
>10 Years	65.29%
Other	3.14%

Credit RatingFootnote Reference* (as a % of investments)

AAA	48.52%
AA	18.53%
A	12.49%
BBB	13.38%
BB	1.64%
B	0.16%
Unrated	5.28%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

PYSCX-AR2025

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

FNCL	7.14%
Connecticut Avenue Securities Trust	4.47%
RCKT Mortgage Trust	3.49%
BX Trust	3.27%
BX Commercial Mortgage Trust	3.22%
OBX Trust	3.12%
Verus Securitization Trust	2.22%
COLT Mortgage Loan Trust	2.12%
Freddie Mac STACR REMIC Trust	2.07%
Westlake Automobile Receivables Trust	1.77%

Material Fund Change [Text Block]